Loans Receivable - Changes in loans receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable
Balance at beginning	$ 0.0	$ 39.7
Initial Investment	18.7
Fair value adjustment	5.9
Impact of foreign exchange	0.2
Finance income		3.0
Settlement of loan receivable		(42.7)
Balance at ending	24.8	0.0
Noront Term Loan
Loans Receivable
Balance at beginning	0.0	39.7
Finance income		3.0
Settlement of loan receivable		(42.7)
Balance at ending		0.0
Skeena Convertible Debenture
Loans Receivable
Balance at beginning	0.0
Initial Investment	18.7
Fair value adjustment	5.9
Impact of foreign exchange	0.2
Balance at ending	$ 24.8	$ 0.0